Customers and Other Financing and Non-Financing Accounts Receivable - Summary of Accounts Receivable and Other Receivables (Detail) - MXN ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Trade and Other Receivables [Line Items]
Total customers, net	$ 119,382,999	$ 111,394,431
Domestic customers, net
Trade and Other Receivables [Line Items]
Total customers, net	83,746,763	79,069,658
Export customers, net
Trade and Other Receivables [Line Items]
Total customers, net	$ 35,636,236	$ 32,324,773